Securities, 424I - Securities, 424I: 1	Oct. 09, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Common Stock underlying warrants with an exercise price of $1.37 per share
Fee Rate	0.00015%
Amount of Registration Fee	$ 335.58